INCOME TAXES (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 1,641,000	$ 194,000
Change in valuation allowance	$ 563,400	$ 75,700